Intangible Assets, Net (Details) - Schedule of Intangible Assets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Abstract]
Land use rights	$ 4,650,950	$ 4,760,543
Less: accumulated amortization	(148,809)	(100,974)
Intangible assets, net	$ 4,502,141	$ 4,659,569